Accounts Receivable, Net (Details Textual) In Thousands, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 USD ($)	Jun. 30, 2011 CNY	Dec. 31, 2011 CNY
Proceeds from Sale of Other Receivables	$ 25,700	163,272	306,370	$ 62,179	395,020	$ 367,773
Interest expense	1,061	6,741	3,759	1,906	12,110		6,862
Factoring Arrangement Amount Due By Debtors	$ 39,637	251,815		$ 39,637	251,815			259,309